OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other current non-financial assets
Prepaid expenses	$ 11,242,456	$ 4,967,255
Tax credit remainder	180,695	18,022
Guaranty deposit	422	3,013
Others	4,765,392	960,633
Total	16,188,965	5,948,923
Other non-current non-financial assets
Prepaid expenses	595,045	810,662
Tax credit remainder	103,540,639	13,322,720
Judicial deposits	19,226,030	18,590,597
Others	2,274,436	2,253,285
Total	$ 125,636,150	$ 34,977,264